ACQUISITIONS, LICENSING AGREEMENTS AND DIVESTITURE - Narrative (Details)				3 Months Ended		10 Months Ended	12 Months Ended			24 Months Ended
	Jul. 26, 2021 USD ($)	Jun. 23, 2021 USD ($)	Mar. 06, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) businessCombination	Dec. 31, 2020 USD ($) businessCombination	Dec. 31, 2019 USD ($) businessCombination	Dec. 31, 2021 USD ($)
Business Combinations
Other expense, net							$ 373,000,000	$ 502,000,000	$ 1,426,000,000
Number of other material business combinations | businessCombination							0	0	0
Upfront payment converted into minor equity interest		$ 10,000,000
Expected additional payments							$ 0			$ 0
Held For Sale | Amoun Pharmaceutical Company S.A.E
Business Combinations
Impairment of long-lived assets				$ 96,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Amoun Pharmaceutical Company S.A.E
Business Combinations
Cash proceeds from divestiture	$ 740,000,000
Impairment of long-lived assets							26,000,000
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Amoun Pharmaceutical Company S.A.E
Business Combinations
Impairment of long-lived assets							$ 88,000,000			210,000,000
Noncash cumulative foreign currency translation loss										$ 340,000,000
Allegro
Business Combinations
Acquired IPR&D, included in other expense, net					$ 10,000,000
Synergy
Business Combinations
Cash payments to acquire certain assets and assumed liabilities			$ 180,000,000
Revenue of acquiree since acquisition date						$ 55,000,000
Pro-forma revenue									$ 0
Pro-forma operating results									0
Operating results of acquiree since acquisition						$ 0
Other expense, net									$ 8,000,000